Directors and Key Management Personnel Emoluments (Details) - Schedule of directors and key management personnel emoluments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Schedule of directors and key management personnel emoluments [Abstract]
Short-term employee benefits	R 13,109	R 27,775	R 24,364
Post-employment benefits	276	590	623
Total directors and key management personnel emoluments	R 13,385	R 28,365	R 24,987